Remuneration System for the Management Board and Employees of the Group - 2016 Long Term Incentive Plan - Additional Information (Detail)			12 Months Ended
	Oct. 20, 2020 Beneficiary	Apr. 01, 2016 Beneficiary	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment expense | €			€ 8,955,000	€ 6,654,000	€ 5,585,000
Performance share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted			0
2016 long-term incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation vesting period			4 years
2016 long-term incentive plan [member] | Performance share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum pay-out Factor		100
Number of shares granted	91,037
Share based payment expense | €			€ 80,383	323,165	558,446
Management board [member] | 2016 long-term incentive plan [member] | Performance share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted	13,677
Share based payment expense | €			€ 4,921	€ 141,473	€ 330,727
Senior management [member] | 2016 long-term incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted	68,606
Senior management [member] | 2016 long-term incentive plan [member] | Performance share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted	8,754
Top of range [member] | 2016 long-term incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance criteria fulfillment percentage		200.00%
Bottom of range [member] | 2016 long-term incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance criteria fulfillment percentage		94.00%